Commitments and Contingencies - Outstanding Financial Instruments Whose Contract Amounts Represent Credit Risk (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Loss Contingencies [Line Items]
Total commitments	$ 121,873	$ 124,402
Commitments to Extend Credit [Member]
Loss Contingencies [Line Items]
Total commitments	110,329	112,637
Credit Card Commitments [Member]
Loss Contingencies [Line Items]
Total commitments	10,611	10,405
Standby Letters of Credit [Member]
Loss Contingencies [Line Items]
Total commitments	$ 933	$ 1,360